Document and Entity Information	Mar. 09, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Inspirato Inc
Amendment Flag	false
Entity Central Index Key	0001820566
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39791
Entity Tax Identification Number	85-2426959
Entity Address, Address Line One	1544 Wazee Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	586-7771
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ISPO
Security Exchange Name	NASDAQ
Warrants To Purchase Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	ISPOW
Security Exchange Name	NASDAQ